Shareholder Report, Average Annual Return (Details) 190987_Buffalo Growth - Income Fund_Investor Class_TSR Annual {Investor Class}	12 Months Ended	60 Months Ended	120 Months Ended
	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026
Investor Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Buffalo Growth & Income Fund Investor Class
Average Annual Return, Percent	9.54%	10.16%	12.22%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	18.09%	10.87%	13.72%
Russell 1000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Index
Average Annual Return, Percent	17.74%	11.34%	13.97%